Shareholder Report, Holdings (Details) - C000254724 [Member]	May 31, 2026
Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Briston-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
United Parcel Services, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%